PROPERTY, PLANT AND EQUIPMENT	3 Months Ended
Aug. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 7 – Property, Plant and Equipment

Property, plant and equipment consisted of the following at August 31, 2016 and May 31, 2016.

	August 31,	May 31,
	2016	2016
Computer equipment	$2,674	$2,674
Property and equipment, gross	2,674	2,674
Less: accumulated depreciation	(1,115)	(892)
Property and equipment, net	$1,559	$1,782

Depreciation expense totaled $223 and $223 for the three months ended August 31, 2016 and 2015, respectively.